Business Segment Data - Additional Information (Details) - 12 months ended Dec. 31, 2014 $ in Millions	USD ($) Segment
Segment Reporting [Abstract]
Number of operating divisions	4
Number of reportable operating segments	6
Reallocation of goodwill | $	$ 51.0